Long-Term Debt (Narrative) (Details) - USD ($)	1 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2015	May. 31, 2014	May. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Nov. 30, 2011
Long-Term Debt [Line Items]
Repayments of long-term debt				$ 569,000,000	$ 65,000,000	$ 131,000,000		$ 125,000,000		$ 1,018,000,000
Note redemption price to principal amount, percentage				100.00%
Proceeds from issuance of long-term debt				$ 725,000,000	$ 250,000,000	$ 250,000,000		100,000,000		$ 900,000,000
Percentage of principal amount plus accrued and unpaid interest and make-whole premium				100.00%
Increase in basis points				0.50%
Percentage of fair value of cost of property additions certified to the Deed of Trust collateral agent				85.00%		85.00%
Estimated fair value of our long-term debt including current maturities				$ 6,622,000,000		$ 6,844,000,000		6,188,000,000
Carrying amount				5,791,000,000		5,636,000,000		$ 5,512,000,000
Available bond credits				2,637,000,000		2,208,000,000
Future debt subject to property additions to the Deed of Trust				1,103,000,000		1,570,000,000
6.375% Fixed Senior Notes Due January 15, 2015 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount				$ 500,000,000		$ 500,000,000
Interest percentage				6.375%		6.375%	[1]	6.375%	[1]
Transition Bond [Member]
Long-Term Debt [Line Items]
Debt principal amount				$ 69,000,000
2.950% Fixed Senior Notes due April 1, 2025 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount	$ 350,000,000			$ 350,000,000
Interest percentage	2.95%			2.95%
2.150% Fixed Senior Notes Due June 1, 2019 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount		$ 250,000,000		$ 250,000,000		$ 250,000,000
Interest percentage		2.15%		2.15%		2.15%	[1]	2.15%	[1]
Proceeds from issuance of long-term debt	$ 714,000,000	$ 248,000,000
Percentage of principal amount plus accrued and unpaid interest and make-whole premium		100.00%
4.550% Fixed Senior Notes Due December 1, 2041 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount			$ 100,000,000	$ 400,000,000		$ 400,000,000					$ 300,000,000
Interest percentage			4.55%	4.55%		4.55%	[1]	4.55%	[1]
Note redemption price to principal amount, percentage						100.00%
Proceeds from issuance of long-term debt			$ 107,000,000
3.750% Fixed Senior Notes due April 1, 2045 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount	$ 375,000,000			$ 375,000,000
Interest percentage	3.75%			3.75%

[1]	Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor's other secured indebtedness. See "Deed of Trust" below for additional information.